Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 7. Fair Value Measurement

The carrying values and fair values of Sunlight’s assets and liabilities recorded at fair value on a recurring or non-recurring basis, as well as other financial instruments for which fair value is disclosed, at December 31, 2021 and December 31, 2020 were as follows:

	Principal
	Balance or
	Notional	Carrying	Fair Value
	Amount	Value	Level 1	Level 2	Level 3	Total
December 31, 2021 (Successor)
Assets:
Financing Receivables:

Loan participations, held-for-investment	$4,584	$4,051	$—	$—	$4,260	$4,260
Loans, held-for-investment	291	262	—	—	250	250
Cash and cash equivalents	91,882	91,882	91,882	—	—	91,882
Restricted cash	2,018	2,018	2,018	—	—	2,018
Contract derivatives	76,770	1,411	—	—	1,411	1,411

Liabilities:
Debt	20,613	20,613	—	—	20,613	20,613
Warrants	312,225	19,007	—	—	19,007	19,007
Guarantee obligation	n.a.	418	—	—	418	418

December 31, 2020 (Predecessor)
Assets:
Financing Receivables:
Loan participations, held-for-investment	5,997	5,029	—	—	5,140	5,140
Loans, held-for-investment	354	304	—	—	310	310
Cash and cash equivalents	49,583	49,583	49,583	—	—	49,583
Restricted cash	3,122	3,122	3,122	—	—	3,122
Contract derivatives	59,770	1,435	—	—	1,435	1,435

Liabilities:
Debt	14,625	14,625	—	—	14,625	14,625
Warrants	4,700	5,643	—	—	5,643	5,643
Guarantee obligation	n.a.	839	—	—	839	839

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value.

Sunlight’s assets and liabilities measured at fair value on a recurring basis using Level 3 inputs changed as follows:

	Assets	Liabilities
	Contract
	Derivatives	Warrants
December 31, 2020 (Predecessor)	$1,435	$5,643
Transfers(a)
Transfers to Level 3	—	41,591
Transfers from Level 3	—	(11,148)
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	5,504
Included in change in fair value of contract derivatives, net	(662)	—
Included in realized gains on contract derivatives, net	2,992	—
Payments, net	(2,992)	—
July 9, 2021 (Predecessor)	773	41,590
Transfers(a)
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	(22,583)
Included in change in fair value of contract derivatives, net	638	—
Included in realized gains on contract derivatives, net	2,866	—
Payments, net	(2,866)	—
December 31, 2021 (Successor)	$1,411	$19,007

December 31, 2019 (Predecessor)	$—	$133
Transfers(a)
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	5,510
Included in change in fair value of contract derivatives, net	1,435	—
Included in realized gains on contract derivatives, net	103	—
Payments, net	(103)	—
December 31, 2020 (Predecessor)	$1,435	$5,643
(a)	Transfers are assumed to occur at the beginning of the respective period, except transfers that occurred at the Closing Date of the Business Combination.
(b)	Changes in the fair value of liabilities shown as losses included in net income.

Contract Derivative Valuation — Fair value estimates of Sunlight’s contract derivatives are based on an internal pricing model that uses a discounted cash flow valuation technique, incorporates significant unobservable inputs, and includes assumptions that are inherently subjective and imprecise. Significant inputs used in the valuation of Sunlight’s contract derivatives include:

Contract Derivative	Significant Inputs
1

Inputs include expected cash flows from the financing and sale of applicable Indirect Channel Loans and discount rates that market participants would expect for the Indirect Channel Loans. Significant increases (decreases) in the discount rates in isolation would result in a significantly lower (higher) fair value measurement.

2

Inputs include expected prepayment rate of applicable Indirect Channel Loans sold to the Indirect Channel Loan Purchaser. Significant increases (decreases) in the expected prepayment rate in isolation would result in a significantly higher (lower) fair value measurement.

The following significant assumptions were used to value Sunlight’s contract derivative:

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Contract Derivative 1
Discount rate	10.0%	8.1%
Weighted average life (in years)	0.2	0.3
Contract Derivative 2
Expected prepayment rate	75.0%	n.a.

Compensation Unit and Warrant Valuation — Sunlight uses the observed market price of its publicly-traded Class A common shares and the warrants thereon to measure the value of RSU awards on the grant date and the value of Public Warrants, respectively. For Private Placement Warrants, Sunlight uses an independent third-party valuation firm to value those warrants using a Monte Carlo option pricing model, which includes the following estimates of underlying asset value, volatility, dividend rates, expiration dates, and risk-free rates:

Successor
December 31,
Assumption	2021
Class A common share value per share(a)	$4.78
Implied volatility(a)	48.0%
Dividend yield(b)	—%
Time to expiry (in years)(a)	4.5
Risk free rate(a)	1.2%
(a)	Significant increases in these assumptions in isolation would result in a higher fair value measurement.
(b)	Significant increases in these assumptions in isolation would result in a lower fair value measurement.

Predecessor

To determine the fair value of warrants at December 31, 2020 and the grant-date value of each Class C Unit and LTIP Unit granted prior to the Business Combination during the periods January 1, 2021 through July 9, 2021 and the year ended December 31, 2020, an independent third-party valuation firm (a) used an income valuation approach to determine the fair value of Sunlight’s equity on a quarterly basis and (b) allocated that fair value to each class of interest in Sunlight’s equity and warrants thereon on a per unit basis using an option pricing method. Sunlight determined the grant-date fair value of an award using the value at the quarter-end closest to the grant date of the award. Significant increases (decreases) in the cost of equity, volatility, tax rate, and equity term in isolation would result in a significantly lower (higher) fair value measurement. The following significant assumptions were used to value Sunlight’s equity and warrants thereon, on a weighted-average basis:

Predecessor
December 31,
Assumption	2020
Cost of equity	22.5%
Volatility	46.0%
Tax rate	26.0%
Term (in years)	3.0

At December 31, 2020, Sunlight applied a hybrid probability-weighted expected return valuation method, which incorporated two scenarios: (a) a scenario using a market valuation approach that assumed Sunlight completed the Business Combination and (b) a remain private scenario that used the aforementioned income valuation approach.

Goodwill — As part of its annual goodwill impairment test, Sunlight valued its single reporting unit using an equal-weighted valuation methodology, which incorporated (a) an income approach using a discounted cash flow analysis and (b) a market approach using publicly-traded companies similar to Sunlight.